COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Cost of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense of right-of-use assets	$ (23,833)	$ (17,638)	$ (14,584)
TOTAL	(802,090)	(509,812)	(405,164)
Cost of revenues
Disclosure of attribution of expenses by nature to their function [line items]
Salaries, employee benefits and social security taxes	(745,307)	(476,480)	(366,594)
Shared-based compensation expense	(3,568)	(4,109)	(4,976)
Depreciation and amortization expense	(10,730)	(9,759)	(7,350)
Travel and housing	(4,950)	(6,881)	(17,115)
Office expenses	(6,607)	(3,050)	(2,583)
Professional services	(23,989)	(6,599)	(4,440)
Promotional and marketing expenses	(687)	(498)	(252)
Recruiting, training and other employee expenses	(2,860)	(2,436)	(1,854)
Depreciation expense of right-of-use assets	$ (3,392)	$ 0	$ 0